Intangible assets	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Licenses classified as definite-lived intangible assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. The Company classifies its licenses relating to product candidates for which regulatory approval has not been received as indefinite-lived intangible assets and did not recognize amortization expense relating to these licenses.
Internal development costs are classified as indefinite-lived intangible assets and are expected to be capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market. The Company began to capitalize internal development costs for
ZYNLONTA as an internally generated intangible asset upon the FDA approval in the U.S. and if certain recognition criteria were met.
During the six months ended June 30, 2022, the Company capitalized the following license fees paid or accrued to third parties as intangible assets:
Milestone Payments
•An amount of KUSD 500 paid upon the dosing of a specific number of patients in the first in-human clinical study related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset; and
•An amount of KUSD 195 paid upon the successful completion of in-vivo efficacy studies related to a license with a third party to use their specific binding proteins in the development, manufacturing and commercialization of products. The amount was capitalized as an indefinite-lived intangible asset.
During the six months ended June 30, 2021, the Company capitalized the following as intangible assets:

Milestone Payments

•    An amount of KUSD 1,050 paid upon the successful completion of a pre-clinical toxicology study and IND submission related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset; and
•    An amount of KUSD 600 paid upon final regulatory approval of ZYNLONTA related to a license agreement with a third party to use their technology to research, develop, manufacture and commercialize products. The amount was capitalized as a definite-lived intangible asset and will be amortized over its estimated useful life of 14 years based on the expected patent life, which includes an extension period that the Company believes is highly probable of being granted. This estimated useful life does not include additional patent protection that may be granted under applications filed but not yet approved other than the extension period discussed above.
License Payments
•    An amount of KUSD 250 paid relating to a license agreement with a third party to acquire an antibody to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset.
The table below provides a rollforward of the Company’s intangible assets as of June 30, 2022 and 2021.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2022	12,985	631	1,052	176	14,844
Additions	695	263	—	97	1,055
Exchange differences	—	—	—	(7)	(7)
June 30, 2022	13,680	894	1,052	266	15,892

Accumulated Amortization
January 1, 2022	(1,069)	—	(50)	(143)	(1,262)
Amortization charge	—	—	(37)	(20)	(57)
Exchange differences	—		—	2	2
June 30, 2022	(1,069)	—	(87)	(161)	(1,317)

Net book amount as of June 30, 2022	12,611	894	965	105	14,575

Cost
January 1, 2021	11,144	—	—	168	11,312
Additions	1,300	—	600	—	1,900
Transfers	(452)	—	452	(6)	(6)
June 30, 2021	11,992	—	1,052	162	13,206

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(13)	(50)	(63)
June 30, 2021	(1,069)	—	(13)	(114)	(1,196)

Net book amount as of June 30, 2021	10,923	—	1,039	48	12,010